Operating Leases - Other - Additional Information (Detail) - Teekay Tangguh Joint Venture $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Tax indemnification | $	$ 6.6	$ 7.1
Operating lease arrangement period (in years)	20 years